Segments of Business and Geographic Areas - Product Categories as a Percent of Net Sales (Details)	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	100.00%	100.00%	100.00%	100.00%	100.00%
Product Concentration Risk | Revenue Benchmark | Cough, Cold and Allergy
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	14.00%	14.00%	13.00%	12.00%	12.00%
Product Concentration Risk | Revenue Benchmark | Pain Care
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	14.00%	12.00%	13.00%	11.00%	10.00%
Product Concentration Risk | Revenue Benchmark | Other Self Care
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	14.00%	14.00%	14.00%	15.00%	14.00%
Product Concentration Risk | Revenue Benchmark | Face and Body Care
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	20.00%	20.00%	20.00%	22.00%	22.00%
Product Concentration Risk | Revenue Benchmark | Hair, Sun and Other
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	9.00%	9.00%	9.00%	8.00%	9.00%
Product Concentration Risk | Revenue Benchmark | Oral Care
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	9.00%	10.00%	10.00%	11.00%	11.00%
Product Concentration Risk | Revenue Benchmark | Baby Care
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	9.00%	10.00%	10.00%	10.00%	11.00%
Product Concentration Risk | Revenue Benchmark | Other Essential Health
Segment Reporting Information [Line Items]
Product categories, percentage of net of sales	11.00%	11.00%	11.00%	11.00%	11.00%